Debt Instruments Eligible to Compose Capital (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes Debt Instruments Eligible To Compose Capital [Abstract]
Balance at beginning of the year		R$ 9,779,944	R$ 8,436,901	R$ 8,311,918
Issuance - Tier I		0	4,673,875	0
Issuance - Tier II		0	4,673,875	0
Interest payment Tier I	[1]	272,947	331,677	273,123
Interest payment Tier II	[1]	230,594	272,539	222,065
Exchange differences / Others		221,368	1,960,467	252,941
Payments of interest - Tier I		(178,278)	(381,008)	(344,867)
Payments of interest - Tier II		(150,614)	(302,775)	(278,279)
Repurchase		0	(9,885,607)	0
Balance at end of the year		R$ 10,175,961	R$ 9,779,944	R$ 8,436,901

[1]	The remuneration of interest relating to the Debt Instruments Eligible to Compose Capital Tier I and II was recorded against income for the period as 'Interest expense and similar charges' (Note 33).